                                     ANNUAL REPORT
                                     SEPTEMBER 30, 2001

Cash Accumulation Trust/
Liquid Assets Fund

FUND TYPE
Money market

OBJECTIVE
Current income to the extent consistent
with preservation of principal and
liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.                 (LOGO>

Cash Accumulation Trust    Liquid Assets Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Liquid Assets Fund (the Fund)--one
of two series of Cash Accumulation
Trust--seeks current income to the
extent consistent with preservation of
principal and liquidity. The Fund is a
diversified portfolio of high-quality,
U.S. dollar-denominated money market
securities issued by the U.S.
government and its agencies, major
corporations, and commercial banks of
the United States and foreign
countries. Maturities can range from
one day to 13 months. We purchase
securities rated in one of the two
highest rating categories by at least
two major independent rating agencies,
or if not rated, deemed to be of
equivalent quality by our credit
research staff. While we make every
effort to achieve our objective and
maintain a net asset value (NAV) of $1
per share, there can be no assurance
that the Fund will achieve its
investment objective.

Money Market Fund Yield Comparison

              (GRAPH)
                                  www.prudential.com (800) 225-1852

Annual Report    September 30, 2001

Fund Facts    As of 9/30/01

<CATION>
                                  7-Day     Net Asset    Weighted Avg.  Net Assets
                               Current Yld. Value (NAV)  Mat. (WAM)     (Millions)
Liquid Assets Fund                3.14%       $1.00        61 Days        $557
iMoneyNet, Inc.
Prime Retail Universe Average*    2.58%       $1.00        58 Days        N/A

Note: Yields will fluctuate from time
to time, and past performance is not
indicative of future results. An
investment in the Fund is not insured
or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. Although the Fund
seeks to preserve the value of your
investment at $1 per share, it is
possible to lose money by investing in
the Fund.

*iMoneyNet, Inc. reports a seven-day
 current yield, NAV, and WAM on
 Tuesdays. This is the data of all funds
 in the iMoneyNet, Inc. Money Fund Prime
 Retail Universe category as of
 September 25, 2001, the closest date to
 the end of our reporting period.

Weighted Average Maturity Comparison

              (GRAPH)
                                      1

(LOGO)                                        November 14, 2001

DEAR SHAREHOLDER,
During this difficult time following
the September 11 terrorist attacks on
the United States, we at Prudential
Financial would like to take the
opportunity to reassure our
shareholders of our unwavering
commitment to their investment needs.
Under normal circumstances, the
investment landscape is a difficult one
to navigate, and during this extremely
tragic period in our nation's history,
even more so. We're here to provide the
expertise and resources that may help
make the journey ahead less daunting.

As for conditions in the money markets,
a dramatic decline in yields
characterized our 12-month reporting
period ended September 30, 2001. This
trend deepened as the Federal Reserve
(the Fed) repeatedly cut short-term
interest rates during 2001 in an effort
to breathe life into a lackluster U.S.
economy.

Throughout the 12 months, the Fund
provided a seven-day current yield that
was higher than that of its benchmark
iMoneyNet Average. The Fund also
preserved its $1 per share NAV.

We explain developments in the money
markets and the Fund's investments on
the following pages. As always, we
appreciate your continued confidence in
Prudential mutual funds and look
forward to serving your future
investment needs.

Sincerely,


David R. Odenath, Jr., President
Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust    Liquid Assets Fund

Annual Report    September 30, 2001

INVESTMENT ADVISER'S REPORT

DECLINE IN MONEY MARKET YIELDS BEGAN EARLY
Shortly after our fiscal year began on
October 1, 2000, economic conditions in
the United States deteriorated to such
an extent that many investors expected
the Fed to lend a helping hand by
reducing short-term interest rates.
Cutting rates could help revitalize
the fading economy by making
borrowing costs more affordable for
businesses and consumers.

Anticipation of declining short-term
rates led investors to accept lower
yields (and pay higher prices) for
money market securities during the
autumn of 2000. We primarily bought
securities maturing in three months and
six months because there was scant
difference between their yields and
yields on one-year securities.

Early in our reporting period, our
purchases allowed the Fund's weighted
average maturity (WAM) to remain longer
than that of the average comparable
fund, as measured by iMoneyNet. WAM
measures a fund's sensitivity to
changes in the level of interest rates.
It takes into account the maturity and
quantity of each security held by a
fund. Having a longer-than-average WAM
helped the Fund's yield remain higher
for a longer time as money market yields declined later in our reporting period.

The long-awaited reductions in short-
term rates began when the Fed eased
monetary policy by one-half of a
percentage point on January 3, and
again on January 31. Yields on money
market securities maturing in one year
are normally higher than yields on
securities maturing in three months
because of the greater risk associated
with longer-term investments. But
because the Fed was expected to
continue reducing short-term rates,
one-year securities yielded far less
than three-month securities. This
anomaly is known as an "inverted money
market yield curve."

Cash Accumulation Trust    Liquid Assets Fund

Annual Report    September 30, 2001

INVESTING IN A DECLINING RATE ENVIRONMENT
In March 2001, with the unusual shape
of the money market yield curve
predicting further declines in short-
term rates, we primarily bought
securities in the three-month sector.
The expectations for lower rates were
fulfilled when the Fed again eased
monetary policy by one-half of a
percentage point on March 20, April 18,
and May 15.

These moves by the Fed, which left
rates a total of 2.50 percentage points
below where they were when the year
began, led some investors to wonder if
the central bank was nearly finished
with its current round of rate cuts.
Therefore, although the overall level
of money market yields declined, the
shape of the money market yield curve
gradually returned to a positive slope
in the spring of 2001, that is, yields
on securities maturing in one year were
once again higher than yields on
securities maturing in three months.
With this development, and given our
belief that further rate cuts were
forthcoming, we felt more comfortable
lengthening the Fund's WAM during the
summer by purchasing bank securities
maturing in three months or one year.

As it turned out, the Fed not only
eased monetary policy again on August
21, but the September 11 terrorist
attacks and continued economic weakness
in the United States and abroad
prompted further reductions in short-
term rates on September 17, October 2,
and November 6. (The last two occurred
after the end of our fiscal year.)
Taken together, the central bank's 10
moves from January through November
2001 cut short-term rates a total of
4.5 percentage points to their lowest
level in 40 years.

                                   www.prudential.com     (800) 225-1852

LOOKING AHEAD
CONSERVATIVE SECURITY SELECTION CRUCIAL
Based on the market for federal funds
futures, it is possible that the Fed
will ease monetary policy at least
another quarter of a percentage point
by February 2002. Consequently, we have
positioned the Fund's WAM slightly
longer than that of the average
comparable funds, as measured by
iMoneyNet. This strategy prepares the
Fund to take advantage of any good
buying opportunities that will
eventually emerge once money market
yields begin to head higher in
anticipation of an economic recovery.

The terrorist attacks have caused
analysts to push back their predictions
for an economic rebound well into 2002.
In such a challenging economic
environment, corporate profits have
declined and corporate credit quality
has deteriorated further, highlighting
the need to continue our very
conservative approach to security
selection.

Cash Accumulation Trust/Liquid Assets
Fund Management Team

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2001

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  2.3%
              Bank One, NA
$     2,000   3.54%, 10/15/01(b)                                    $     1,999,869
              Fleet National Bank
      4,000   2.73%, 10/22/01(b)                                          4,003,019
              U.S. Bank, NA
      7,000   3.49%, 10/17/01                                             7,001,255
                                                                    ---------------
                                                                         13,004,143
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  4.9%
              Societe Generale North America, Inc.
     20,000   3.61%, 10/25/01                                            20,000,000
              Unicredito Italiano SpA
      5,000   3.63%, 10/26/01                                             5,000,034
      2,000   3.61%, 11/1/01                                              2,000,008
                                                                    ---------------
                                                                         27,000,042
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  14.1%
              Bayerische Hypo Undvereinsbk
      3,546   3.52%, 10/2/01                                              3,546,000
              BNP Paribas New York
     10,000   3.47%, 11/20/01                                            10,000,000
     14,000   3.40%, 12/21/01                                            14,000,000
              Commerzbank AG
     11,000   3.61%, 10/25/01                                            11,000,000
              Svenska Handelsbanken NY
     15,000   4.20%, 5/16/02                                             15,003,973
      5,000   4.11%, 7/8/02                                               5,000,000
              UBS AG
     20,000   4.13%, 6/3/02                                              19,998,041
                                                                    ---------------
                                                                         78,548,014
-------------------------------------------------------------------------------------
Commercial Paper  62.1%
              Abbey National North America Corp.
      1,200   3.47%, 10/24/01                                             1,197,340
              AIG Funding Inc.
     16,905   3.15%, 10/5/01                                             16,899,083

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              American General Finance Corp.
$     5,833   3.55%, 10/19/01                                       $     5,822,646
              American Home Products Corp.
     17,987   3.00%, 10/23/01                                            17,954,024
      1,400   3.00%, 10/25/01                                             1,397,200
              Amsterdam Funding Corp.
      5,000   3.52%, 10/4/01                                              4,998,533
              Asset Securitization Cooperative Corp.
      5,000   2.65%, 10/22/01                                             4,992,271
              Bank One Financial Corp. NA
     13,100   3.55%, 10/17/01                                            13,079,331
              Bayer Corp.
      1,598   3.02%, 10/10/01                                             1,596,794
              BCI Funding Corp.
      1,024   3.79%, 11/16/01                                             1,019,041
              BHF Finance (Delaware), Inc.
      1,000   3.79%, 12/3/01                                                993,368
              Black Forest Funding Corp.
      1,482   3.53%, 10/9/01                                              1,480,837
      8,125   3.00%, 10/16/01                                             8,114,844
              Bradford & Bingley Building Society
      5,909   3.46%, 10/29/01                                             5,893,098
      2,155   3.48%, 10/29/01                                             2,149,167
              Brahms Funding Corp.
      2,000   3.55%, 10/11/01                                             1,998,028
      5,000   3.55%, 10/12/01                                             4,994,576
              Bristol Myers Squibb Co.
      2,000   2.80%, 10/19/01                                             1,997,200
              CBA Finance Inc.
        900   3.10%, 10/26/01                                               898,063
              Ciesco, LP
      7,000   2.60%, 12/14/01                                             6,962,589
              Colonial Pipeline Co.
      2,798   3.00%, 10/1/01                                              2,798,000
              Cooper Industries Finance BV
      3,500   3.12%, 10/12/01                                             3,496,663
              Danske Corp.
      2,000   3.79%, 11/16/01                                             1,990,314

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Den Norske Bank
$    24,000   3.43%, 11/16/01                                       $    23,894,813
              Dresdner U.S. Finance Inc.
      8,100   4.10%, 10/24/01                                             8,078,783
              Edison Asset Securitization
      9,000   3.38%, 12/4/01                                              8,945,920
              Equitable Resources Inc.
      2,000   3.00%, 10/9/01                                              1,998,667
              Falcon Asset Securitization Corp.
     20,000   3.48%, 10/19/01                                            19,965,200
              Forrestal Funding Master Trust
      8,000   3.47%, 10/25/01                                             7,981,493
              Fortis Funding LLC
      4,730   3.42%, 1/22/02                                              4,679,223
      7,837   3.46%, 1/22/02                                              7,751,886
              Gannett, Inc.
      7,563   2.90%, 10/5/01                                              7,560,563
              GE Capital International Funding
     10,000   3.64%, 10/10/01                                             9,990,900
              GE Financial Assurance Holdings
      3,000   3.40%, 11/19/01(c)                                          2,986,117
              General Electric Capital Corp.
      2,800   2.78%, 12/31/01                                             2,780,324
              General Re Corp.
      2,000   4.07%, 10/26/01                                             1,994,347
     20,000   3.44%, 11/15/01                                            19,914,000
      1,806   2.62%, 12/19/01                                             1,795,617
              Halifax PLC
      1,000   3.00%, 10/12/01                                               999,083
              International Nederlanen Us Co.
      7,500   2.50%, 10/24/01                                             7,488,021
              Intrepid Funding Master Trust
      1,303   3.48%, 10/19/01                                             1,300,733
      7,020   2.65%, 11/1/01                                              7,003,981
     11,138   3.40%, 11/29/01                                            11,075,937
              Morgan Stanley Dean Witter Co.
     10,970   2.50%, 10/12/01                                            10,961,620

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              PNC Funding Corp.
$     1,000   2.60%, 10/26/01                                       $       998,194
              Robert Bosch Finance Corp.
      1,000   3.62%, 10/26/01                                               997,486
              SanPaolo IMI U.S. Finance Co.
     11,000   3.77%, 11/19/01                                            10,943,555
              Santander Central Hispano Finance, Inc.
      2,000   3.62%, 10/11/01                                             1,997,989
              Sheffield Receivables Corp.
      9,000   2.55%, 10/24/01                                             8,985,337
      5,000   2.60%, 11/14/01                                             4,984,111
              Swedbank, Inc.
      1,500   3.41%, 11/20/01                                             1,492,896
      4,567   3.58%, 11/21/01                                             4,543,838
              Sweetwater Capital Corp.
      1,002   3.00%, 10/15/01                                             1,000,831
      2,067   3.51%, 10/15/01                                             2,064,179
        627   3.00%, 10/17/01                                               626,164
      1,879   3.00%, 10/18/01                                             1,876,338
              Textron Financial Corp.
      1,329   3.00%, 10/2/01                                              1,328,889
              Thunder Bay Funding Inc.
      3,895   3.05%, 10/9/01                                              3,892,360
              Tyco International Group SA
     18,334   3.57%, 10/31/01                                            18,279,456
                                                                    ---------------
                                                                        345,881,861
-------------------------------------------------------------------------------------
Other Corporate Obligations  15.2%
              Allstate Life Insurance Co.
      2,000   3.85%, 11/1/01(b)(c)                                        2,000,000
              Associates Corp. of North America
      8,000   3.88%, 10/3/01(b)                                           8,000,827
      1,587   6.50%, 7/15/02                                              1,631,572
              Bishops Gate Residential Mortgage Trust 2001
      2,000   3.70%, 10/1/01(b)                                           2,000,000

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Dow Chemical Co.
$     3,000   3.51%, 10/15/01(b)(c)                                 $     3,000,000
              GE Capital Assurance Co.
      2,000   3.14%, 10/22/01(b)(c)                                       2,000,000
              Goldman Sachs Group LP, MTN
     17,000   3.30%, 12/17/01(b)                                         17,000,000
              Merrill Lynch & Co., Inc., MTN
      6,000   3.72%, 11/9/01                                              6,000,557
      7,000   3.51%, 10/11/01(b)                                          6,999,887
      2,000   3.76%, 11/1/01                                              2,000,280
      7,000   4.02%, 11/8/01                                              7,009,638
              Morgan Stanley Dean Witter & Co.
      9,000   3.55%, 10/15/01(b)                                          9,000,000
      6,000   3.83%, 10/29/01(b)                                          6,003,620
              Norwest Financial Inc.
      3,000   6.38%, 7/16/02                                              3,087,390
              Ontario Province Canada
      2,000   8.00%, 10/17/01                                             2,004,581
              Peoples Gas Light & Coke Co.
      2,000   3.51%, 12/13/01(b)                                          2,000,267
              Strategic Money Market Trust, 2000-M
      1,000   3.36%, 12/13/01(b)                                          1,000,000
              Travelers Insurance Co.
      2,000   3.66%, 10/9/01(b)(c)                                        2,000,000
              United Omaha Life Insurance Co.
      1,000   3.62%, 12/4/01(b)(c)                                        1,000,000
              Wells Fargo & Co., MTN
      1,000   3.80%, 10/26/01(b)                                          1,000,931
                                                                    ---------------
                                                                         84,739,550
-------------------------------------------------------------------------------------
U.S. Government Agency  4.0%
              Federal Farm Credit Bank
      4,000   3.35%, 12/3/01                                              4,000,000
              Federal Home Loan Bank
      4,000   6.88%, 7/18/02                                              4,132,370
              Federal Home Loan Mortgage Corp.
     12,500   6.25%, 10/15/02                                            12,939,217

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Federal National Mortgage Association
$       995   7.50%, 2/11/02                                        $     1,008,671
                                                                    ---------------
                                                                         22,080,258
                                                                    ---------------
              Total Investments  102.6%
               (amortized cost $571,253,868(a))                         571,253,868
              Liabilities in excess of other assets  (2.6%)             (14,681,539)
                                                                    ---------------
              Net Assets  100%                                      $   556,572,329
                                                                    ---------------
                                                                    ---------------

------------------------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instruments. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or on the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $12,986,117. The aggregate value of $12,986,117 is approximately 2.3% of net assets.
AG--Aktiengesellschaft (German Company).
BV--Beloten Vennootschaap (Dutch Company).
MTN--Medium Term Note.
PLC--Public Liability Company (British Company).
SA--Societe Anonyme (French Corporation).
SpA--Societa per Azione (Italian Corporation).

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2001 was as follows:

Commercial Banks.........................................................    43.8%
Asset Backed Securities..................................................    18.5
Bank Holding Companies...................................................     7.6
Business Credit..........................................................     6.5
Insurance................................................................     4.8
Electric & Equip. Computer...............................................     4.1
Federal Credit Agencies..................................................     4.0
Pharmaceutical...........................................................     3.5
Security Brokers & Dealers...............................................     3.1
Personal Credit Institutions.............................................     2.8
Newspaper Publications...................................................     1.3
Chemical & Allied Products...............................................     0.8
Natural Gas Distribution.................................................     0.7
Phone Communications.....................................................     0.5
Canadian Government......................................................     0.4
Aircrafts & Parts........................................................     0.2
                                                                            -----
                                                                            102.6%
Liabilities in excess of other assets....................................    (2.6)
                                                                            -----
                                                                            100.0%
                                                                            -----
                                                                            -----

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Assets and Liabilities

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $571,253,868
Cash                                                                        172
Receivable for Fund shares sold                                      19,223,758
Interest receivable                                                   2,014,983
Due from manager                                                          6,603
Prepaid expenses and other assets                                         3,044
                                                                ------------------
      Total assets                                                  592,502,428
                                                                ------------------
LIABILITIES
Payable for Fund shares reacquired                                   32,349,715
Payable for investments purchased                                     3,127,765
Dividends payable                                                       342,683
Accrued expenses                                                        109,936
                                                                ------------------
      Total liabilities                                              35,930,099
                                                                ------------------
NET ASSETS                                                         $556,572,329
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value             $      5,566
   Paid-in capital in excess of par                                 556,566,763
                                                                ------------------
Net assets, September 30, 2001                                     $556,572,329
                                                                ------------------
                                                                ------------------
Net asset value, offering and redemption price per share
   ($556,572,329 / 556,572,329 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 26,151,555
                                                                ------------------
Expenses
   Transfer agent's fees and expenses                                   424,200
   Management fee                                                       285,000
   Registration fees                                                    122,250
   Custodian's fees and expenses                                         91,000
   Reports to shareholders                                               57,000
   Audit fee                                                             27,000
   Legal fees and expenses                                               10,000
   Trustees' fees and expenses                                            9,750
   Miscellaneous                                                          3,259
                                                                ------------------
      Total expenses                                                  1,029,459
                                                                ------------------
Net investment income                                                25,122,096
                                                                ------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             43,287
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 25,165,383
                                                                ------------------
                                                                ------------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                            ----------------------------------------
                                                   2001                  2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $     25,122,096      $     25,135,150
   Net realized gain on investment
      transactions                                     43,287                 4,468
                                            ------------------    ------------------
   Net increase in net assets resulting
      from operations                              25,165,383            25,139,618
                                            ------------------    ------------------
Dividends and distributions (Note 1)              (25,165,383)          (25,139,618)
                                            ------------------    ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                4,797,110,723         5,226,968,463
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                24,999,880            24,658,865
   Cost of shares reacquired                   (4,754,344,882)       (5,157,432,481)
                                            ------------------    ------------------
   Net increase in net assets from Fund
      share transactions                           67,765,721            94,194,847
                                            ------------------    ------------------
   Total increase                                  67,765,721            94,194,847
NET ASSETS
Beginning of year                                 488,806,608           394,611,761
                                            ------------------    ------------------
End of year                                  $    556,572,329      $    488,806,608
                                            ------------------    ------------------
                                            ------------------    ------------------

    See Notes to Financial Statements                                     15

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series - the National Money Market Fund and the Liquid Assets Fund (the 'Fund'). These financial statements relate to the Liquid Assets Fund. The Financial Statements of the other series is not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Fund at September 30, 2001 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Fund in the
Trust is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements Cont'd.

      Dividends:    The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PIFM pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses.

      Under the management agreement, PIFM is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the year ended September 30, 2001, the management costs were
 .06% of the Fund's average daily net assets.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

      PIFM, PIM and PIMS are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential'). Effective November 1, 2001, PIFM changed its name to Prudential Investments LLC.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended September 30, 2001, the Fund incurred fees of approximately $401,500 for the services of PMFS. As of September 30, 2001, $34,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          17

       Cash Accumulation Trust      Liquid Assets Fund
             Financial Highlights

                                                                                           December 22,
                                                                                              1997(a)
                                                 Year Ended September 30,                     through
                                     -------------------------------------------------     September 30,
                                         2001              2000              1999              1998
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                 $    1.00         $    1.00         $    1.00         $    1.00
                                     -------------     -------------     -------------     -------------
Net investment income and net
   realized gains                            .05               .06               .05               .04
Dividends and distributions to
   shareholders                             (.05)            (.06)             (.05)              (.04)
                                     -------------     -------------     -------------     -------------
Net asset value, end of period         $    1.00         $    1.00         $    1.00         $    1.00
                                     -------------     -------------     -------------     -------------
                                     -------------     -------------     -------------     -------------
TOTAL RETURN:(b)                            5.33%             6.15%             5.05%             4.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)        $ 556,572         $ 488,807         $ 394,612         $ 441,944
Average net assets (000)               $ 486,816         $ 417,161         $ 386,144         $ 374,141
Ratios to average net assets:
   Expenses                                  .21%              .24%              .27%              .21%(c)
   Net investment income                    5.16%             6.03%             4.94%             5.53%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one full year are not annualized.
(c) Annualized.

    18                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Cash Accumulation Trust-- Liquid Assets Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--Liquid Assets Fund (the 'Fund', one of the portfolios constituting Cash Accumulation Trust) at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 19, 2001
                                                                          19

       Cash Accumulation Trust      Liquid Assets Fund
             Important Notice for Certain Shareholders (Unaudited)

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. Accordingly, 2% of the dividends paid by the Cash Accumulation Trust--Liquid Assets Fund qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

Cash Accumulation Trust    Liquid Assets Fund

Getting the Most from your Prudential Mutual Fund

When you invest through Prudential
Mutual Funds, you receive financial
advice from a Prudential Securities
Financial Advisor or Pruco Securities
registered representative. Your
financial professional can provide
you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS
THIS RISK WORTH IT?
Your financial professional can help
you match the reward you seek with the
risk you can tolerate. Risk can be
difficult to gauge--sometimes even the
simplest investments bear surprising
risks. The educated investor knows that
markets seldom move in just one
direction. There are times when a
market sector or asset class will lose
value or provide little in the way of
total return. Managing your own
expectations is easier with help from
someone who understands the markets,
and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you
wade through the numerous available
mutual funds to find the ones that
fit your individual investment
profile and risk tolerance. While the
newspapers and popular magazines
are full of advice about investing,
they are aimed at generic groups of
people or representative individuals--
not at you personally. Your financial
professional will review your
investment objectives with you. This
means you can make financial decisions
based on the assets and liabilities in
your current portfolio and your risk
tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the
most common investor mistakes. But
sometimes it's difficult to hold on to
an investment when it's losing value
every month. Your financial
professional can answer questions when
you're confused or worried about your
investment, and should remind you that
you're investing for the long haul.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Cusip Number  147541502
MF175E        IFS-A067058               (ICON) Printed on Recycled Paper

                                         ANNUAL REPORT
                                         SEPTEMBER 30, 2001

Cash Accumulation Trust/
National Money Market Fund

FUND TYPE
Money market

OBJECTIVE
Current income to the extent consistent
with preservation of principal and
liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of
America, Newark, NJ, and its
affiliates.                                      (LOGO)

Cash Accumulation Trust   National Money Market Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The National Money Market Fund (the
Fund)--one of two series of Cash
Accumulation Trust--seeks current income to the extent consistent with preservation of capital and liquidity.
The Fund is a diversified portfolio of
high-quality, U.S. dollar-denominated
money market securities issued by the
U.S. government and its agencies, major
corporations, and commercial banks of
the United States and foreign
countries. Maturities can range from
one day to 13 months. We purchase
securities rated in one of the two
highest rating categories by at least
two major independent rating agencies,
or if not rated, deemed to be of equivalent quality by our credit research staff.
While we make every effort to achieve
our objective and maintain a net asset
value (NAV) of $1 per share, there can
be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

                 (GRAPH)
                            www.prudential.com     (800) 225-1852

Annual Report   September 30, 2001

Fund Facts                                          As of 9/30/01

                                7-Day       Net Asset     Weighted Avg.    Net Assets
                             Current Yld.   Value (NAV)    Mat. (WAM)      (Millions)
National Money Market Fund     2.71%          $1.00        66 Days          $395
iMoneyNet, Inc. Prime Retail
   Universe Average*           2.58%          $1.00        58 Days           N/A

Note: Yields will fluctuate from time
to time, and past performance is not
indicative of future results. An
investment in the Fund is not insured
or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. Although the Fund
seeks to preserve the value of your
investment at $1 per share, it is
possible to lose money by investing in
the Fund.

*iMoneyNet, Inc. reports a seven-day
 current yield, NAV, and WAM on
 Tuesdays. This is the data of all funds
 in the iMoneyNet, Inc. Prime Retail
 Universe category as of September 25,
 2001, the closest date to the end of
 our reporting period.

Weighted Average Maturity Comparison

(LOGO)                                   November 14, 2001

DEAR SHAREHOLDER,
During this difficult time following
the September 11 terrorist attacks on
the United States, we at Prudential
Financial would like to take the
opportunity to reassure our
shareholders of our unwavering
commitment to their investment needs.
Under normal circumstances, the
investment landscape is a difficult one
to navigate, and during this extremely
tragic period in our nation's history,
even more so. We're here to provide the
expertise and resources that may help
make the journey ahead less daunting.

As for conditions in the money markets,
a dramatic decline in yields
characterized our 12-month reporting
period ended September 30, 2001. This
trend deepened as the Federal Reserve
(the Fed) repeatedly cut short-term
interest rates during 2001 in an effort
to breathe life into a lackluster U.S.
economy.

Throughout the 12 months, the Fund
provided a seven-day current yield that
was higher than that of its benchmark
iMoneyNet Average. The Fund also
preserved its $1 per share NAV.

We explain developments in the money
markets and the Fund's investments on
the following pages. As always, we
appreciate your continued confidence in
Prudential mutual funds and look
forward to serving your future
investment needs.

Sincerely,


David R. Odenath, Jr., President
Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust   National Money Market Fund

Annual Report   September 30, 2001

INVESTMENT ADVISER'S REPORT

DECLINE IN MONEY MARKET YIELDS BEGAN EARLY
Shortly after our fiscal year began on
October 1, 2000, economic conditions in
the United States deteriorated to such
an extent that many investors expected
the Fed to lend a helping hand by
reducing short-term interest rates.
Cutting rates could help revitalize
the fading economy by making
borrowing costs more affordable for
businesses and consumers.

Anticipation of declining short-term
rates led investors to accept lower
yields (and pay higher prices) for
money market securities during the
autumn of 2000. We bought commercial
paper maturing in one or two months
during October. Our purchases
positioned the Fund's weighted average
maturity (WAM) shorter than that of the
average comparable fund, as measured by
iMoneyNet. WAM measures a fund's
sensitivity to changes in the level of
interest rates. It takes into account
the maturity and quantity of each
security held by a fund.

This strategy allowed us to reinvest
proceeds from the matured commercial
paper into two- and three-month
securities that were issued from mid-
November through December. Corporations
anxious to borrow money over year-end
had issued these securities with
relatively attractive yields. Investing
in these securities during the final
few months of 2000 proved to be a good
move for the Fund because money market
yields declined sharply as our
reporting period continued.
                                     3

Cash Accumulation Trust   National Money Market Fund

Annual Report   September 30, 2001

INVESTING IN A FALLING-RATE ENVIRONMENT
The long-awaited reductions in short-
term rates began when the Fed eased
monetary policy by one-half of a
percentage point on January 3, and
again on January 31. Yields on money
market securities maturing in one year
are normally higher than yields on
securities maturing in three months
because of the greater risk associated
with longer-term investments. But with
the Fed expected to continue reducing
short-term rates, one-year securities
yielded far less than three-month
securities. Because of this anomaly,
known as an "inverted money market
yield curve," we bought securities in
January 2001 that would mature in six
months rather than securities that
would mature in one year.

We later shifted our emphasis primarily
to securities maturing in three months
or less. They offered sound relative
value as money market yields continue
to decline because the Fed eased
monetary policy on March 20 and April
18. As spring continued, however, the
shape of the money market yield curve
gradually returned to a positive slope,
that is, yields on securities maturing
in one year were once again higher than
yields on securities maturing in three months.
The change in the yield curve occurred
amid talk that the Fed's lower-rate
campaign might be nearly over after the
central bank eased monetary policy
again on May 15 and June 27. In
response, we purchased end-of-the-
quarter bargains during June, such as
attractively priced securities maturing
in two and three months.

As it turned out, the Fed not only
eased monetary policy again on August
21, but the September 11 terrorist
attacks and continued economic weakness
in the United States and abroad
prompted further reductions in short-
term rates on September 17, October 2,
and November 6. (The last two occurred
after the end of our fiscal year.)
Taken together, the central bank's 10
moves from January through November
2001 cut short-term rates a total of
4.5 percentage points to their lowest level in 40 years.

                             www.prudential.com    (800) 225-1852

LOOKING AHEAD

CONSERVATIVE SECURITY SELECTION CRUCIAL
Based on the market for federal funds
futures, it is possible that the Fed
will ease monetary policy at least
another quarter of a percentage point
by February 2002. Consequently, we have
positioned the Fund's WAM slightly
longer than that of the average
comparable fund, as measured by
iMoneyNet. This strategy prepares the
Fund to take advantage of any good
buying opportunities that will
eventually emerge once money market
yields begin to head higher in
anticipation of an economic recovery.

The terrorist attacks have caused
analysts to push back their predictions
for an economic rebound well into 2002.
In such a challenging economic
environment, corporate profits have
declined and corporate credit quality
has deteriorated further, highlighting
the need to continue our very
conservative approach to security
selection.

Cash Accumulation Trust/National Money
Market Fund Management Team

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2001

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  6.5%
              Bank America N.A.
 $   1,700    3.22%, 12/17/01                                        $    1,700,310
              Fleet National Bank
     5,000    3.42%, 10/19/01                                             5,000,377
     2,000    3.80%, 11/1/01                                              2,000,988
              Household Bank FSB
     1,000    2.90%, 12/18/01                                             1,000,000
              National City Bank
    11,600    3.65%, 10/9/01                                             11,612,203
     4,500    3.86%, 10/10/01                                             4,504,117
                                                                     --------------
                                                                         25,817,995
-------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  4.3%
              Canadian Imperial Bank of Commerce
     9,000    4.11%, 5/10/02                                              9,070,197
     7,000    4.06%, 7/12/02                                              7,008,074
     1,000    3.86%, 7/23/02                                                997,697
                                                                     --------------
                                                                         17,075,968
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  5.8%
              BNP Paribas
     7,000    3.78%, 12/14/01                                             7,000,000
              Commerzbank
     8,000    3.61%, 10/25/01                                             8,000,000
              UBS AG
     8,000    4.25%, 5/16/02                                              8,000,000
                                                                     --------------
                                                                         23,000,000
-------------------------------------------------------------------------------------
Commercial Paper  51.3%
              Allianz of America, Inc.
     5,000    2.57%, 11/20/01                                             4,982,153
              American Express Credit Corp.
     6,000    3.50%, 10/4/01                                              5,998,250
              American General Finance Corp.
     9,201    3.55%, 10/19/01                                             9,184,668
              Banc One Financial Corp.
     5,200    3.55%, 10/17/01                                             5,191,796

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Brahms Funding Corp.
 $   1,000    3.55%, 10/11/01                                        $      999,014
     4,000    3.55%, 10/12/01                                             3,995,661
              Bristol Myers Squibb Company
     1,000    2.80%, 10/19/01                                               998,600
              Caisse Nationale Des Caisses
     7,173    2.62%, 3/4/02                                               7,092,607
              CBA Finance, Inc.
     1,000    3.75%, 10/15/01                                               998,542
              Centric Capital Corp.
     3,700    3.55%, 10/9/01                                              3,697,081
     2,700    3.52%, 10/30/01                                             2,692,344
              Commerzbank U.S. Finance, Inc.
     1,415    3.57%, 10/11/01                                             1,413,597
              Den Norske Bank
    19,659    3.25%, 10/5/01                                             19,651,901
              Duke Capital Corp.
     9,251    3.45%, 10/1/01                                              9,251,000
              Enterprise Funding Corp.
     2,360    2.65%, 11/29/01                                             2,349,750
              Falcon Asset Securitization Corp.
     6,600    3.60%, 10/12/01                                             6,592,740
     1,000    2.75%, 11/6/01                                                997,250
     1,300    2.75%, 11/9/01                                              1,296,127
              Halifax PLC
     1,920    3.10%, 10/12/01                                             1,918,181
              Henkel Corp.
    18,000    3.40%, 10/26/01                                            17,957,500
              ING America Insurance Holdings, Inc.
    15,000    3.00%, 11/14/01                                            14,945,000
              John Hancock Financial Service Inc.
     1,000    3.05%, 10/15/01                                               998,814
              Johnson Controls, Inc.
     2,613    3.75%, 10/1/01                                              2,613,000
              Landesbank Scheswig-Holstein Girozentrale
     9,757    2.55%, 11/2/01                                              9,734,884
              Lone Star Funding, LLC
     2,018    2.55%, 11/21/01                                             2,010,710

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Market Street Funding Corp.
 $   1,748    3.10%, 10/12/01                                        $    1,746,344
     4,253    3.01%, 10/17/01                                             4,247,310
              Morgan Stanley Dean Witter & Co.
     6,000    3.10%, 10/10/01                                             5,995,350
              National Bank of Canada
     5,000    2.53%, 10/23/01                                             4,992,269
              Nordea North America, Inc.
     8,750    3.45%, 11/1/01                                              8,724,005
     1,000    3.42%, 11/26/01                                               994,680
              Nyala Funding, LLC
     3,000    3.44%, 12/14/01                                             2,978,787
              Paccar Financial Corp.
     2,359    3.50%, 10/25/01                                             2,353,496
              PNC Funding Corp.
     1,000    2.60%, 10/26/01                                               998,194
              Preferred Receivables Funding Corp.
     3,900    3.40%, 11/13/01                                             3,884,162
              Santander Central Hispano Finance, Inc.
     1,000    3.10%, 10/11/01                                               999,139
              Sheffield Receivables Corp.
     3,580    3.00%, 10/15/01                                             3,575,823
              Swedbank, Inc.
     1,100    2.70%, 11/20/01                                             1,095,875
              Sweetwater Capital Corp.
     2,590    2.55%, 10/16/01                                             2,587,248
     1,262    3.54%, 10/24/01                                             1,259,146
     1,507    2.50%, 11/20/01                                             1,501,767
     3,412    2.65%, 12/10/01                                             3,394,419
     1,324    2.65%, 12/12/01                                             1,316,983
              Thunder Bay Funding, Inc.
     3,700    3.54%, 10/5/01                                              3,698,545
     2,700    2.70%, 10/12/01                                             2,697,772
     6,000    3.10%, 10/15/01                                             5,992,767
                                                                     --------------
                                                                        202,595,251

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Other Corporate Obligations  27.6%
              Allstate Life Insurance Co.
 $   2,000    3.85%, 11/1/01(a)(c)                                   $    2,000,000
              Associates Corp. of North America, MTN
     1,400    7.88%, 9/30/01                                              1,400,000
     1,000    3.63%, 11/23/01                                             1,001,586
     4,425    7.50%, 4/15/02                                              4,492,337
     1,500    6.38%, 7/15/02                                              1,526,761
       700    6.50%, 7/15/02                                                715,222
              Australia & New Zealand Banking
     4,000    3.62%, 11/2/01(a)                                           3,999,889
              BankAmerica Corp. Mount
     1,900    3.81%, 10/29/01(a)                                          1,901,151
              Bank One NA, MTN
     2,000    3.54%, 10/15/01(a)                                          2,000,092
              Bishops Gate Residential Mortgage Trust 2001
     1,000    3.70%, 10/1/01(a)                                           1,000,000
              Citicorp, MTN
     5,600    2.68%, 12/24/01(a)                                          5,604,542
              Citigroup, Inc.
     1,000    9.50%, 3/1/02                                               1,017,530
              Dow Chemical & Company, Inc.
     2,000    3.51%, 10/14/01(a)(c)                                       2,000,000
              Firstar Corp.
     7,000    6.50%, 7/15/02                                              7,134,676
              Fleet Boston Corporation, MTN
     5,255    3.82%, 11/1/01(a)                                           5,258,723
              General Electric Capital Assurance Company
     2,000    3.14%, 10/22/01(a)(c)                                       2,000,000
              General Electric Capital Corp., MTN
     2,875    5.50%, 4/15/02                                              2,898,660
     4,675    6.52%, 3/15/02(a)                                           4,838,604
     3,000    6.65%, 9/3/02(a)                                            3,078,369
              Goldman Sachs Group L.P., MTN
    12,000    3.30%, 12/17/01(a)                                         12,000,000
              Merrill Lynch & Company, Inc.
    13,000    3.76%, 11/1/01(a)                                          13,001,134
     2,000    4.03%, 11/8/01(a)                                           2,002,754
     3,000    3.49%, 12/10/01(a)                                          3,000,000

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Morgan Stanley Dean Witter & Co.
 $   2,400    3.92%, 10/15/01(a)                                     $    2,401,684
     1,000    3.83%, 10/29/01(a)                                          1,000,647
              Morgan Stanley Group Inc.
     8,000    3.55%, 10/15/01(a)                                          8,000,000
              Province of Ontario
     3,000    8.00%, 10/17/01                                             3,006,090
     6,000    7.75%, 6/4/02                                               6,157,608
              Strategic Money Market Trust 2OOO-M-ABS
     1,000    3.36%, 12/13/01(a)                                          1,000,000
              Travelers Insurance Company
     2,000    3.66%, 10/9/01(a)(c)                                        2,000,000
              United of Omaha Life Insurance
     1,000    3.62%, 12/4/01(a)(c)                                        1,000,000
                                                                     --------------
                                                                        108,438,059
-------------------------------------------------------------------------------------
U.S. Government Agency  5.2%
              Federal Home Loan Mortgage Corp.
     3,400    2.50%, 11/13/01                                             3,389,847
    10,414    2.50%, 11/20/01                                            10,377,840
     5,000    2.45%, 12/13/01                                             4,975,160
     1,880    3.62%, 5/31/02                                              1,834,251
                                                                     --------------
                                                                         20,577,098
              Total Investments  100.7%
                 (amortized cost $397,504,371(b))                       397,504,371
                                                                     --------------
              Liabilities in excess of other assets  (0.7%)              (2,243,368)
                                                                     --------------
              Net Assets  100%                                       $  395,261,003
                                                                     --------------
                                                                     --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $9,000,000. The aggregate value of $9,000,000 is approximately 2.28% of net assets.
ABS--Asset Backed Securities.
AG--Aktiengesellschaft (German Company).
LLC--Limited Liability Company.
LP--Limited Partnership.
MTN--Medium Term Note.
PLC--Public Limited Company (British Corporation).

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2001 was as follows:

Commercial Banks                                                          36.6%
Asset-Backed Securities                                                   14.3
Security Broker/Dealer                                                    12.0
Insurance                                                                  7.1
Chemicals                                                                  5.3
Federal Credit Agencies                                                    5.2
Personal Credit Institute                                                  4.6
Short Term Business Credit                                                 4.5
Bank Holding Company                                                       3.2
Canadian Government                                                        2.3
Electrical Services                                                        2.3
Financial Services                                                         2.0
Regulating Controls                                                        0.7
Motor vehicle parts                                                        0.6
                                                                         -----
                                                                         100.7
Liabilities in excess of other assets                                     (0.7)
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust       National Money Market Fund
             Statement of Assets and Liabilities

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $397,504,371
Cash                                                                        665
Receivable for Fund shares sold                                      10,039,355
Interest receivable                                                   1,626,689
Prepaid expenses and other assets                                        78,983
                                                                ------------------
      Total assets                                                  409,250,063
                                                                ------------------
LIABILITIES
Payable for Fund shares repurchased                                  13,424,835
Dividends payable                                                       206,029
Accrued expenses                                                        208,022
Management fee payable                                                  119,526
Distribution fee payable                                                 30,648
                                                                ------------------
      Total liabilities                                              13,989,060
                                                                ------------------
NET ASSETS                                                         $395,261,003
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value             $      3,953
   Paid-in capital in excess of par                                 395,257,050
                                                                ------------------
Net assets, September 30, 2001                                     $395,261,003
                                                                ------------------
                                                                ------------------
Net asset value, offering price and redemption price per
   share ($395,261,003 / 395,261,003 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                                ------------------
                                                                ------------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 20,762,668
                                                                ------------------
Expenses
   Management fee                                                     1,488,390
   Distribution fee                                                     381,639
   Transfer agent's fees and expenses                                   260,000
   Registration fees                                                    158,000
   Custodian's fees & expenses                                           75,000
   Reports to shareholders                                               45,000
   Audit fee                                                             27,000
   Trustees' fees                                                        11,000
   Legal fees and expenses                                               10,000
   Miscellaneous                                                          4,428
                                                                ------------------
      Total expenses                                                  2,460,457
                                                                ------------------
Net investment income                                                18,302,211
                                                                ------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             31,309
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 18,333,520
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust       National Money Market Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                             --------------------------------------
                                                     2001                2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $     18,302,211     $    21,796,103
   Net realized gain on investment
      transactions                                       31,309               2,730
                                             --------------------   ---------------
   Net increase in net assets resulting
      from operations                                18,333,520          21,798,833
                                             --------------------   ---------------
Dividends and distributions to shareholders
   (Note 1)                                         (18,333,520)        (21,798,833)
                                             --------------------   ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                  2,908,847,215       3,980,580,744
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                    18,166,069          21,374,486
   Cost of shares reacquired                     (2,913,588,606)     (4,023,684,617)
                                             --------------------   ---------------
Net increase (decrease) in net assets from
Fund share transactions                              13,424,678         (21,729,387)
                                             --------------------   ---------------
Total increase (decrease)                            13,424,678         (21,729,387)
NET ASSETS
Beginning of year                                   381,836,325         403,565,712
                                             --------------------   ---------------
End of year                                    $    395,261,003     $   381,836,325
                                             --------------------   ---------------
                                             --------------------   ---------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements

Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund (the 'Fund') and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Fund at September 30, 2001 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Fund in the
Trust is treated as a separate taxpaying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends:    The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made
                                                                          15

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements Cont'd.

monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PIFM pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .39% of the Fund's average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and .325% of the Fund's average daily net assets in excess of $2 billion.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets of the shares, regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

      PIFM, PIM, and PIMS are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential'). Effective November 1, 2001, PIFM's name changed to Prudential Investments LLC ('PI').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended September 30, 2001, the Fund incurred fees of approximately $247,000 for the services of PMFS. As of September 30, 2001, approximately $19,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

       Cash Accumulation Trust       National Money Market Fund

               Financial
                    Highlights

 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights

                                                                       Year
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   1.00
                                                                   ----------
Net investment income                                                    0.05
Dividends and distributions to shareholders                             (0.05)
                                                                   ----------
Net asset value, end of period                                       $   1.00
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a)                                                           4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $395,261
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.64%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.54%
   Net investment income                                                 4.80%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    18                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights Cont'd.

              Year Ended September 30,
-----------------------------------------------------
  2000         1999         1998         1997
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
    0.06         0.05         0.05         0.05
   (0.06)       (0.05)       (0.05)       (0.05)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
     5.7%         4.6%         5.2%         5.0%
$381,836     $403,566     $507,288     $702,003
    0.68%        0.68%        0.62%        0.65%
    0.58%        0.58%        0.52%        0.55%
    5.55%        4.56%        5.05%        4.89%

    See Notes to Financial Statements                                     19

       Cash Accumulation Trust       National Money Market Fund
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Cash Accumulation Trust
National Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--National Money Market Fund (the 'Fund', one of the portfolios constituting Cash Accumulation Trust) at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 19, 2001

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101
Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Cusip Number   147541106
MF178E         IFS-A067059              (ICON)  Printed on Recycled Paper